Share and other capital - Common Shares Issued in Connection with "At-the-Market" ("ATM") Drawdowns (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	7 Months Ended	12 Months Ended
	Apr. 27, 2017	Apr. 18, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 24, 2017	Dec. 31, 2016	Mar. 28, 2017	Apr. 01, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $nil, $250 and $1,107 in 2018, 2017, and 2016, respectively (note 19)				$ 0	$ 7,788		$ 9,924
Payments for share issue costs				$ 0	$ 250		$ 1,107
April 2016 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized (in shares)									3,000,000
Number of shares authorised (in shares)									$ 10,000
Sale of stock, number of shares issued (in shares)						1,706,968
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $nil, $250 and $1,107 in 2018, 2017, and 2016, respectively (note 19)						$ 6,000
Payments for share issue costs						190
Finance costs						$ 225
March 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares)								$ 9,000
Sale of stock, number of shares issued (in shares)		597,994
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $nil, $250 and $1,107 in 2018, 2017, and 2016, respectively (note 19)		$ 1,780
Payments for share issue costs		55
Finance costs		$ 65
April 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized (in shares)	2,240,000
Number of shares authorised (in shares)	$ 6,900
Sale of stock, number of shares issued (in shares)			1,805,758
Proceeds from issuances of common shares, warrants (including pre-funded warrants), net of cash transaction costs of $nil, $250 and $1,107 in 2018, 2017, and 2016, respectively (note 19)			$ 3,761
Payments for share issue costs			115
Finance costs			$ 285
Shelf Registration Statement 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised (in shares)	$ 50,000
Sale of stock offering period	3 years
Average | April 2016 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sale of stock, price per share (USD per share)						$ 3.52
Average | March 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sale of stock, price per share (USD per share)		$ 2.97
Average | April 2017 ATM Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sale of stock, price per share (USD per share)				$ 2.08
Series A Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in usd per share)				$ 1.07